SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 -	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting - The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The financial statements of the Plan have been prepared under the accrual basis of accounting.
Investment Valuation and Income Recognition - The Plan’s investments are reported at fair value. Mutual funds are valued using quoted market prices. The Universal Insurance Holdings Common Stock Fund (“Common Stock Fund”) is maintained on a unitized basis, meaning participants own units of the fund rather than specific shares of UVE Common Stock. Each unit represents a proportionate interest in the fund’s underlying UVE Common Stock and uninvested cash. Its value equals the year-end market value of UVE Common Stock plus any uninvested cash held in the Common Stock Fund. At December 31, 2025, the Common Stock Fund held 90,744 shares of UVE Common Stock with an aggregate value of $3,066,901, and uninvested cash of $70,089. At December 31, 2024, the Common Stock Fund held 86,910 shares of UVE Common Stock with an aggregate value of $1,830,325, and uninvested cash of $42,046.

The Plan also permits participants to invest through self-directed brokerage accounts. These accounts include various publicly traded securities, which are valued using quoted market prices. See Note 3 for additional information.
Purchases and sales of securities are recognized on a trade-date basis. Interest income is recognized on an accrual basis, and dividends are recognized on the ex-dividend date.
Notes Receivable from Participants - Participant notes receivable are recorded at the unpaid principal balance plus any accrued interest. Delinquent loans are reclassified as distributions in accordance with the terms of the plan agreement.

Benefit Payments - Benefits are recorded when paid.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Risks and Uncertainties - The Plan invests in various investment securities, including mutual funds, the Universal Insurance Holdings Common Stock Fund, and self-directed brokerage accounts holding corporate common stock, exchange-traded funds, money market funds, and interest-bearing cash. These investments are exposed to various risks, including interest rate risk, market risk, and credit risk. The Plan's investments may also be adversely affected by macroeconomic events, including but not limited to recessions, inflationary pressures, changes in monetary policy, geopolitical conflicts, and other broad economic disruptions that could negatively impact financial markets and the value of Plan assets. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
The Plan also permits participants to invest in the Universal Insurance Holdings Common Stock Fund, which holds shares of UVE common stock. Additionally, participants who utilize self-directed brokerage accounts may hold concentrated positions in individual securities, including UVE common stock. These concentrations may expose them to heightened levels of market risk beyond that of diversified investment options.

Concentrations - The following table presents information on individual investment funds that each represented 10% or more of total Plan mutual fund assets at December 31, 2025 and 2024.

	2025		2024
Investment Funds	Fair Value	% of Total Fair Value	Fair Value	% of Total Fair Value
American Funds The Income Fund of America - Class R4	$17,748,550	19.5%	$14,363,741	19.0%
Vanguard 500 Index Fund - Admiral	12,891,509	14.2%	11,310,187	14.9%
American Funds Target Date Retirement Fund 2035 Class - R4	11,211,570	12.3%	10,343,922	13.7%
American Funds Target Date Retirement Fund 2045 Class - R4	9,957,800	11.0%	7,631,492	10.1%
Total	$51,809,429	57.0%	$43,649,342	57.7%
Concentration in any single fund or asset class exposes Plan participants to risks associated with the performance of that fund's underlying investments, including market risk, interest rate risk, credit risk, and liquidity risk.
Administrative Expenses - Certain administrative costs are paid by the Company, if any, which qualify as party-in-interest transactions.